Income Taxes (Details 3) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Components of the deferred tax asset:
Bad debts	$ 1,513,782	$ 1,244,563
Deferred compensation	9,176	12,898
Contingent liability - MPF program	17,838	17,838
Finance lease	7,101	11,930
Other	20,814	16,346
Total deferred tax asset	1,568,711	1,303,575
Components of the deferred tax liability:
Depreciation	394,564	384,197
Limited partnerships	37,565	76,995
Mortgage servicing rights	193,650	197,311
Unrealized gain on debt securities AFS	243,321	69,242
Investment in CFS Partners	84,462	71,054
Operating lease	3,178	226
Prepaid expenses	79,810	68,738
Total deferred tax liability	1,036,550	867,763
Net deferred tax asset	$ 532,161	$ 435,812